CONSOLIDATED STATEMENT OF FINANCIAL POSITION - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 396,389,016	$ 196,369,224
Other financial assets	12,212,588	9,815,358
Other non-financial assets	15,278,558	22,395,591
Trade and other current receivables	275,387,923	300,013,940
Accounts receivable from related parties	5,313,079	3,278,685
Inventories	231,843,261	232,434,461
Biological assets	10,595,029	9,459,071
Tax receivable	10,865,347	15,132,290
Total current assets other than non-current assets of disposal groups classified as held for sale	957,884,801	788,898,620
Non-current assets of disposal groups classified as held for sale	2,121,327	383,138
Total Non-current assets of disposal groups classified as held for sale	2,121,327	383,138
Total current assets	960,006,128	789,281,758
Non-current assets
Other financial assets	11,953,435	4,670,538
Other non-financial assets	8,479,668	7,042,297
Trade and other non-current receivables	1,860,635	3,224,627
Accounts receivable from related parties	132,555	118,122
Investments accounted for using equity method	131,106,785	136,098,062
Intangible assets other than goodwill	128,257,441	125,618,666
Goodwill	117,190,763	124,955,438
Property, plant and equipment (net)	1,082,515,880	1,071,730,034
Investment property	7,705,942	8,313,274
Right of use assets	25,079,352	25,804,121
Deferred tax assets	51,044,712	54,528,648
Non-current tax receivable	3,236	2,305,129
Total non-current assets	1,565,330,404	1,564,408,956
Total Assets	2,525,336,532	2,353,690,714
Current liabilities
Other financial liabilities	69,129,474	63,528,631
Current lease liabilities	4,934,639	4,857,097
Trade and other current payables	324,521,077	306,655,558
Accounts payable to related parties	18,432,354	8,979,434
Other current provisions	2,984,518	3,040,930
Current tax liabilities	21,251,222	20,504,374
Provisions for employee benefits	39,900,588	27,356,205
Other non-financial liabilities	40,370,214	48,359,767
Total current liabilities	521,524,086	483,281,996
Non-current liabilities
Other financial liabilities	412,876,856	233,556,029
Non-current lease liabilities	27,200,272	28,213,259
Trade and other non-current payables	19,875	26,550
Other non-current provisions	488,465	531,961
Deferred tax liabilities	118,729,946	131,582,558
Provisions for employee benefits	35,678,357	33,571,138
Total non-current liabilities	594,993,771	427,481,495
Total liabilities	1,116,517,857	910,763,491
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(187,924,176)	(137,502,529)
Retained earnings	921,805,285	902,863,353
Total equity attributable to equity holders of the parent	1,296,574,455	1,328,054,170
Non-controlling interests	112,244,220	114,873,053
Total Shareholders' Equity	1,408,818,675	1,442,927,223
Total Liabilities and Shareholders' Equity	$ 2,525,336,532	$ 2,353,690,714